Equity (Details) - Schedule of warrants activity - shares		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Warrant [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares	9,280,323	9,903,401		9,903,401		9,903,401
Weighted average life	3 years 189 days	211 days		1 year 211 days		2 years 211 days
Expiration dates	July 6, 2021		[1]		[1]		[1]
Grants of Series A Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares						576,924
Weighted average life						4 years
Expiration dates						July 9, 2022
Grants of Placement Agent Warrant [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares						46,154
Weighted average life						4 years
Expiration dates						July 9, 2022
Grants of Series B Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares						390,579
Weighted average life						29 days
Expiration dates						August 9, 2018
Exercise of Series B Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares						(390,579)

[1]	As of December 31, 2020 and 2019, the Company’s 9,903,401 shares of warrants were comprised of 9,280,323 shares which would expire on July 6, 2021, and 623,078 shares which would expire on July 9, 2022, respectively.